Total Equity - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Pre-tax amount
Foreign currency translation losses	$ (636.2)	$ (550.8)
Share of accumulated other comprehensive income (loss) of associates, excluding net losses on defined benefit plans	(79.8)	43.7
Items that may be subsequently reclassified to net earnings	(716.0)	(507.1)
Net losses on defined benefit plans	(104.9)	(214.9)
Share of net losses on defined benefit plans of associates	(57.3)	(159.1)
Other	8.4	(0.8)
Items that will not be subsequently reclassified to net earnings	(153.8)	(374.8)
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	(869.8)	(881.9)
Income tax (expense) recovery
Foreign currency translation losses	24.6	12.2
Share of accumulated other comprehensive income (loss) of associates, excluding net losses on defined benefit plans	0.4	(12.3)
Items that may be subsequently reclassified to net earnings	25.0	(0.1)
Net losses on defined benefit plans	27.5	54.7
Share of net losses on defined benefit plans of associates	5.5	18.2
Other	10.1	10.1
Items that will not be subsequently reclassified to net earnings	43.1	83.0
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	68.1	82.9
After-tax amount
Foreign currency translation losses	(611.6)	(538.6)
Share of accumulated other comprehensive income (loss) of associates, excluding net losses on defined benefit plans	(79.4)	31.4
Items that may be subsequently reclassified to net earnings	(691.0)	(507.2)
Net losses on defined benefit plans	(77.4)	(160.2)
Share of net losses on defined benefit plans of associates	(51.8)	(140.9)
Other	18.5	9.3
Items that will not be subsequently reclassified to net earnings	(110.7)	(291.8)
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	$ (801.7)	$ (799.0)